ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended									0 Months Ended	1 Months Ended
	Sep. 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Nominee Shareholders Of The VIE [Member] CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2011 Consolidated VIE [Member] CNY	Dec. 31, 2010 Consolidated VIE [Member] CNY	Dec. 31, 2011 Hongcheng Technology [Member] Hongcheng Education [Member]	Jun. 16, 2012 Guangzhou Hongcheng [Member] CNY	Sep. 28, 2012 Guangxi Hongcheng [Member] CNY	Sep. 25, 2012 Beijing Xuezhi [Member] CNY
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Term of exclusive technical and consulting services agreement		10 years	10 years							10 years
Automatic renewal term of agreement		10 years	10 years							10 years
Interest free loan to nominee shareholdersof the VIE			54,200			54,200
Term of loan to nominee shareholders of the VIE		20 years	20 years			20 years
Disposal of subsidiaries			(857)								4,000	1,020	6
Gain on disposal of subsidiary	315	353	2,197								3,123	126	420
Ownership interest											80.00%	51.00%	100.00%
Net revenue		$ 78,379	488,322	435,859	388,842		108,751	95,880	83,620
Percentage of total assets		22.00%	22.00%	22.00%	22.00%		21.00%	23.00%
Percentage of total liabilities							17.00%	18.00%